Balances and Transactions with Related Parties - Information Detailed in the Tables below Shows the Balances with Associates and Joint Ventures (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	$ 34,369	$ 36,192	$ 21,867
Trade receivables Current	108,146	118,077	72,646
Accounts payable Current	144,383	148,595	84,225
Revenues	669,186	678,595	435,820
Purchases and services	626,212	575,608	359,570
Current contract liabilities	6,824	7,404	4,996
Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	480	364	2,115
Trade receivables Current	4,669	6,898	5,493
Accounts payable Current	3,494	2,840	1,891
Revenues	24,031	23,496	15,786
Purchases and services	13,629	9,580	4,423
Net interest income (loss)		(16)	47
Current contract liabilities	56	679
Associates [member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	71	103	676
Trade receivables Current	491	1,469	982
Accounts payable Current	1,161	968	677
Revenues	3,526	4,620	2,486
Purchases and services	7,349	6,023	3,124
Net interest income (loss)	13	162	217
Joint Ventures and Associates [Member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	551	467	2,791
Trade receivables Current	5,160	8,367	6,475
Accounts payable Current	4,655	3,808	2,568
Revenues	27,557	28,116	18,272
Purchases and services	20,978	15,603	7,547
Net interest income (loss)	13	146	264
Current contract liabilities	56	679
CDS [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Trade receivables Current	144	1,063	518
Accounts payable Current	10
Revenues	838	1,955	565
Purchases and services	8	1
Net interest income (loss)	8
YPF Gas [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	51	90	637
Trade receivables Current	322	317	414
Accounts payable Current	180	73	62
Revenues	2,401	2,217	1,608
Purchases and services	345	252	104
Net interest income (loss)	3	162	217
Oldelval [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Trade receivables Current	1	77	34
Accounts payable Current	450	401	272
Revenues	57	238	103
Purchases and services	2,893	2,192	1,167
Net interest income (loss)	2
Termap [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Accounts payable Current	182	182	102
Revenues			6
Purchases and services	1,309	1,302	666
OTA [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	12	9	5
Accounts payable Current	9	14	14
Revenues	2	1	1
Purchases and services	76	80	47
OTC [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	8	4	7
GPA [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current			4
Accounts payable Current	25	99	80
Purchases and services	1,176	845	363
Oiltanking [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current			21
Trade receivables Current	1
Accounts payable Current	304	198	147
Revenues	5	3	4
Purchases and services	1,542	1,350	777
Gas Austral S.A. [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current			2
Trade receivables Current	23	12	16
Accounts payable Current	1	1
Revenues	223	206	199
Purchases and services		1
Profertil [member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	12	12	2
Trade receivables Current	641	587	461
Accounts payable Current	484	114	428
Revenues	5,111	4,418	2,751
Purchases and services	4,883	3,044	1,964
MEGA [Member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Trade receivables Current	2,650	2,995	2,441
Accounts payable Current	261	350	6
Revenues	12,408	10,672	8,150
Purchases and services	2,281	1,854	438
Refinor [member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Trade receivables Current	577	956	770
Accounts payable Current	75	123	5
Revenues	2,750	3,310	2,594
Purchases and services	706	481	323
Net interest income (loss)		(16)
Bizoy SA [Member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current			11
Trade receivables Current		17
Y-GEN I [member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Trade receivables Current			2
Revenues		5	4
YPF EE [member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	389	296	218
Trade receivables Current	794	2,278	1,552
Accounts payable Current	2,504	2,183	1,301
Revenues	3,647	5,016	2,064
Purchases and services	5,184	3,862	1,548
Net interest income (loss)			47
Current contract liabilities	56	679
Petrofaro S.A. [member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Trade receivables Current		6	267
Accounts payable Current			151
Revenues		9	223
Purchases and services		23	150
OLCLP [member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	79	56	$ 1,884
Trade receivables Current	7	59
Accounts payable Current	168	70
Revenues	115	66
Purchases and services	571	$ 316
Sustentator S.A. [member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Accounts payable Current	2
Purchases and services	$ 4